General information (Details) $ in Millions	Dec. 31, 2025 USD ($) vessel T	Dec. 31, 2024 USD ($)
Subsequent Event [Line Items]
Dead weight tonnage of dry bulk vessels (in dwt) | T	210,000
Number of vessels owned | vessel	12
Cash and cash equivalents	$ 32.4	$ 19.4
Drew Holdings Limited - Revolving Credit Facility | Line of Credit | Related Party
Subsequent Event [Line Items]
Credit facility, remaining borrowing capacity	$ 10.0